SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2016	875,250	4.45	40	59
Granted	201,000	4.97	63.9	19
Exercised	(325,090)	4.27
Forfeited	(158,584)	4.92

Outstanding at December 31, 2016	592,576	4.6	52.1	277

Vested and expected to vest at December 31, 2016	546,576	4.58	51.4	239

Exercisable at December 31, 2016	58,576	4.05	9.83	60

Schedule of Stock Options Outstanding

Number of options outstanding as of December 31, 2016	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2016
		(In months)

27,500	4.35	1.94	27,500
20,000	3.53	11.01	20,000
20,076	4.25	37.07	11,076
150,000	4.96	50.47	-
24,000	4.40	53.23	-
174,000	4.15	55.87	-
138,000	5.00	62.89	-
39,000	4.86	67.94	-

592,576		52.1	58,576